UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-9018
AMERICAN BEACON MILEAGE FUND
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 967-3509
Date of fiscal year end: December 31, 2010
Date of reporting period: December 31, 2010
ITEM 1. REPORT TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon
MILEAGE FUNDS℠

Annual Report

December 31, 2010

MONEY MARKET MILEAGE FUNDS

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund	December 31, 2010

Fellow Shareholders,
     The market conditions we have experienced over the last 12 months were not without challenges, once again confirming the role that soundly managed money market portfolios can play in taking a more defensive stance in the face of market volatility. Throughout the period, the American Beacon Money Market Mileage Fund helped our shareholders navigate the marketplace with greater confidence.
     For the 12 months ended December 31, 2010, the American Beacon Money Market Mileage Fund generated a return of 0.01%, reflecting the interest-rate environment that persisted throughout the year.
     As always, we appreciate the opportunity to assist you in the pursuit of your financial goals. We trust the enclosed market overview, portfolio listings, and financial data will provide you with valuable insight into the past year’s performance of your fund.
     We thank you for your continued investment in the American Beacon Mileage Funds, and we remain focused on providing the type of responsive service and expert investment management that will sustain your confidence and earn your trust for many years to come. If you’d like to access your account information or obtain further details about the American Beacon Fund Family, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Mileage Funds

American Beacon Money Market Mileage FundSM
Market Overview
December 31, 2010 (Unaudited)
     After hitting a soft patch in the middle of the year, the U.S. economic recovery gained some ground during the fourth quarter of 2010. Payroll growth turned positive, retail sales advanced, and business spending remained solid. Despite these promising trends, the pace of economic growth remains subpar. Although consumer spending picked up during the latter part of the year, consumers remain frustrated with the lack of labor market progress and the ongoing housing market depression. Home sales remain lackluster and the overhang of foreclosed homes on the market continues to put downward pressure on home prices. In addition, although business investment has increased, employers remain reluctant to hire given the disappointing pace of the recovery.
     In order to boost future economic growth, the Federal Reserve Board (Fed) embarked on another round of quantitative easing (QE2) during the fourth quarter. Under QE2, the Fed will pump $600 billion into the financial system through the purchase of longer-term Treasury securities. In addition to spurring growth, the Fed hopes the additional monetary stimulus will halt the downward trend in inflation. The Obama administration also did its part to jump start growth by reaching a compromise with Congress to extend the Bush tax cuts for two years, expand unemployment benefits, and cut payroll taxes by 2%. These actions led to a rally in the stock market and a notable increase in Treasury bond yields during December.
     On the international front, sovereign debt concerns continued to plague the European Union (EU). In November, Ireland became the second country to receive a bailout from the EU. However, the rescue package did little to quell investors’ concerns about an EU debt contagion. As a result, spreads on European debt — particularly that of the peripheral euro zone countries- hit new wides. In early 2011, however, successful debt auctions in Portugal, Italy and Spain combined with China’s stated support of the EU’s financial stabilization measures have helped to calm markets somewhat. Despite this reprieve, the European debt crisis will remain a source of uncertainty for some time.
     At the December Federal Open Market Committee meeting, the Fed acknowledged that spillover from the sovereign debt problems in Europe could present further downside risk to the U.S. recovery. They also noted that while their confidence in the economic recovery had increased, “progress toward the Committee’s dual objectives of maximum employment and price stability was disappointingly slow.” As a result, the Fed elected to stay the course with QE2 and pledged to keep the federal funds rate exceptionally low for an extended period. In testimony before the Senate, Chairman Bernanke stated that it could take four or five years for the labor market to “normalize fully.” Therefore it will likely be quite some time before the Fed changes course on monetary policy.

American Beacon Money Market Mileage FundSM
Performance Overview
December 31, 2010 (Unaudited)
     The year began with continued concern over the sluggish housing market, a lack of job growth and concern over the European debt crisis. The U.S. economy gained some momentum during the fourth quarter as we saw the return of positive payrolls, improving retail sales and a pickup in business spending.
     Promoting economic growth and jobs continued to be a major focus of the current administration throughout the year. In an effort to boost economic growth Congress decided to extend the Bush tax cuts for two years and cut payroll taxes by 2%. In addition, the Fed implemented a second round of quantitative easing during the fourth quarter to increase monetary stimulus. The Fed also maintained its 0% to 0.25% fed funds target throughout 2010 and pledged to keep the federal funds rate exceptionally low for an extended period. With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Mileage Fund’s primary strategy for the year was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the year enabled the Fund to remain competitive to its Lipper peer group.
     For the twelve months ended December 31, 2010, the total return of the American Beacon Money Market Mileage Fund was 0.01%. The Fund underperformed the Lipper Money Market Instrument Average return of 0.03% by 2 basis points (0.02%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 123rd among 281, 148th among 266 and 113th among 247 Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2010, respectively.

	Annualized Total Returns
	As of 12/31/2010
	1 Year	5 Years	10 Years
Mileage Class (1, 2)	0.01%	2.29%	2.09%
Lipper Money Market Instrument Average	0.03%	2.20%	1.90%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Fund was waived since 2009. Performance prior to waiving fees was lower than the actual returns shown for periods when waivers were in effect.

2	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.70%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Portfolio Statistics as of December 31, 2010

Mileage Class
7-day Current Yield*	0.01%
7-day Effective Yield*	0.01%
30-day Yield*	0.01%
Weighted Avg. Maturity	27 Days

*	Annualized. You may call 1-800-967-9009 to obtain the Fund’s current seven day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns. A portion of the fees charged to the Fund was waived. Yields in absence of fee waivers would have been negative.

American Beacon Money Market Mileage FundSM
Performance Overview
December 31, 2010 (Unaudited)
Portfolio — Top Ten Issuers as of
December 31, 2010

% of
Net Assets*
Bank of Nova Scotia	4.9%
Straight-A Funding LLC	4.9%
National Australia Funding Delaware, Inc.	4.9%
Old Line Funding LLC	4.9%
Westpac Banking Corp.	4.9%
Australia & New Zealand Banking Group Ltd.	4.9%
Svenska Handelsbanken, Inc.	4.9%
Rabobank USA Financial Corp.	4.9%
Toronto Dominion Holdings USA, Inc.	4.9%
Toyota Motor Credit Corp., Inc.	4.9%

*	Percent of net assets of American Beacon Master Money Market Portfolio.
Portfolio Asset Allocation as of
December 31, 2010

% of
Net Assets**
Commercial Paper	57.57%
Repurchase Agreements	37.62%
Short-Term Investments	4.82%
Liabilities, Net of Other Assets	-0.01%

**	Percent of net assets of American Beacon Master Money Market Portfolio.

American Beacon Money Market Mileage FundSM
Fund Expenses
December 31, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 through December 31, 2010.
Actual Expenses
     The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During
	Account	Account	Period*
	Value	Value	7/1/10-
	7/1/2010	12/31/10	12/31/10
Mileage Class
Actual	$1,000.00	$1,000.05	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.34%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

American Beacon Money Market Mileage FundSM
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of
American Beacon Money Market Mileage Fund:
We have audited the accompanying statement of assets and liabilities of the American Beacon Money Market Mileage Fund (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Money Market Mileage Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Dallas, Texas
March 1, 2011

American Beacon Money Market Mileage FundSM
Statement of Assets and Liabilities
December 31, 2010 (in thousands, except share and per share amounts)

Assets:
Investment in Portfolio, at value	$26,606
Receivable from Manager for expense reimbursement (Note 2)	19
Prepaid expenses	13
Receivable from Manager (Note 2)	21

Total assets	26,659

Liabilities:
Payable for fund shares redeemed	22
Distribution fees payable (Note 2)	6
Administrative service and service fees payable (Note 2)	2
Professional fees payable	12
Prospectus and shareholder reports payable	3
Other liabilities	3

Total liabilities	48

Net Assets	$26,611

Analysis of Net Assets:
Paid-in-capital	26,611

Net assets	$26,611

Shares outstanding (no par value)	26,611,032

Net asset value, offering and redemption price per share	$1.00

Statement of Operations
Year Ended December 31, 2010 (in thousands)

Investment Income (Expense) Allocated From Portfolio:
Dividend income	2
Interest income	$89
Portfolio expenses	(30)

Net investment income allocated from Portfolio	61

Fund Expenses:
Administrative service fees (Note 2)	27
Transfer agent fees	8
Professional fees	42
Registration fees and expenses	26
Distribution fees (Note 2)	67
Prospectus and shareholder reports	12
Other expenses	5

Total fund expenses	187

Less reimbursement of fund expense (Note 2)	(129)

Net fund expenses	58

Net investment income	3

Realized Gain Allocated From Portfolio
Net realized gain on investments	—

Net gain on investments	—

Net increase in net assets resulting from operations	$3

See accompanying notes
See accompanying Financial Statements of the American Beacon Master Money Market Portfolio

American Beacon Money Market Mileage FundSM
Statement of Changes in Net Assets
(in thousands)

	Year Ended December 31,
	2010	2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3	$13
Net realized gain on investments	—	4

Net increase in net assets resulting from operations	3	17

Distributions to Shareholders:
Net investment income	(3)	(13)
In excess of net income (Note 2)	(21)	—
Net realized gain on investments	—	(4)

Distributions to shareholders	(24)	(17)

Capital Share Transactions:
Proceeds from sales of shares	3,650	5,485
Contribution from Manager (Note 2)	21	5,485
Reinvestment of dividends and distributions	24	17
Cost of shares redeemed	(5,694)	(17,553)

Net increase (decrease) in net assets	(1,999)	(12,051)

Net increase (decrease) in net assets	(2,020)	(12,051)

Net Assets:
Beginning of period	28,631	40,682

End of Period	$26,611	$28,631

See accompanying notes
See accompanying Financial Statements of the American Beacon Master Money Market Portfolio

American Beacon Money Market Mileage FundSM
Notes to Financial Statements
December 31, 2010
1. Organization and Significant Accounting Policies
          The American Beacon Money Market Mileage Fund (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (the “Act”), as a diversified, open-end management investment company.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
          The Fund operates under a master-feeder structure, investing all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the “Portfolio”). The Portfolio has the same investment objectives as the Fund — current income, liquidity and the maintenance of a stable price of $1.00 per share and the value of such investment reflects the Fund’s proportionate interest in the net assets of the Portfolio (3.7% at December 31, 2010). The Portfolio is an open-end diversified management investment company and its financial statements are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
          The following is a summary of the significant accounting policies followed by the Fund.
Security Valuation and Valuation Inputs
          Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          At December 31, 2010, the Fund’s Investments in the Portfolio were classified as Level 2. For additional information on the fair value measurements of the Portfolio see the attached financial statements of the Portfolio, which is included elsewhere in this report.
Investment Income and Dividends to Shareholders
          The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.
          Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

American Beacon Money Market Mileage FundSM
Notes to Financial Statements
December 31, 2010
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.
Distribution Plan
          The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Fund’s Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.
Reimbursement and Waiver of Expenses
          The Manager voluntarily reimbursed distribution and other expenses totaling $128,707 for the year ended December 31, 2010, which will expire in 2013. Of this amount, $19,000 was receivable from the Manager at December 31, 2010.
Expense Reimbursement Plan
          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursed expenses subject to potential recovery totaling $1,756 and $51,561 will expire in 2011 and 2012, respectively. The Fund has not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.

American Beacon Money Market Mileage FundSM
Notes to Financial Statements
December 31, 2010
Contribution by Manager
     During the year ended December 31, 2010, the Manager made a contribution of $21,285 that was used as a distribution to shareholders of tax-basis undistributed income. This amount was receivable at December 31, 2010.
3. Federal Income Taxes
     It is the policy of the Fund to qualify as a regulated investment company, by complying with all applicable provisions of the Code and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.
     The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 were as follows (in thousands):

	Money Market Mileage
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009
Distributions paid from ordinary income:
Net investment income	$24	$17

Total distributions	$24	$17

     As of December 31, 2010, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.
     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.
     Accordingly, the following amounts represent a current year permanent difference resulting from the contribution made by the Manager (Note 2).

Paid-in-capital	$(21)
Undistributed net investment income	21
     The Fund did not have capital loss carryforwards as of December 31, 2010.

American Beacon Money Market Mileage Fund
Financial Highlights
(For a share outstanding throughout the period)

	Mileage Class
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income A	—	B	—	B	0.02		0.05		0.05
Net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total income from investment operations	0.00		0.00		0.02		0.05		0.05

Less distributions:
Dividends from net investment income	—	B	—	B	(0.02)		(0.05)		(0.05)
In excess of net investment income	—	B	—	B	—		—		—
Distributions from net realized gains on securities	—	B	—	B	—	B	—	B	—	B

Total distributions	0.00		0.00		(0.02)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.04%		2.21%		4.68%		4.61%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$26,611		$28,631		$40,682		$47,817		$47,960

Ratios to average net assets (annualized):A
Expenses, net of waivers	0.33%		0.51%		0.64%		0.72%		0.57%
Expenses before waivers	0.81%		0.67%		0.64%		0.75%		0.57%
Net investment income, net of waivers	0.01%		0.04%		2.21%		4.59%		4.52%
Net investment income (loss), before waivers	(0.47)%		(0.11)%		2.21%		4.56%		4.52%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund’s proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $.01 per share.

American Beacon Master Money Market Portfolio
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of
American Beacon Master Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the American Beacon Master Money Market Portfolio (the “Portfolio”), as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Master Money Market Portfolio at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Dallas, Texas
March 1, 2011

American Beacon Master Money Market Portfolio
Schedule of Investments
December 31, 2010

	Par Amount	Value
	(dollars in thousands)
COMMERCIAL PAPER — 57.57%
Australia & New Zealand Banking Group Ltd., 0.26%, Due 2/18/2011	$35,000	$34,988
Bank of Nova Scotia, 0.24%, Due 1/25/2011	35,000	34,994
Commonwealth Bank of Australia, 0.28%, Due 3/7/2011	35,000	34,982
Credit Agricole North America, Inc., 0.24%, Due 1/7/2011	30,000	29,999
National Australia Funding Delaware, Inc., 0.24%, Due 2/1/2011	35,000	34,993
Old Line Funding LLC, 0.27%, Due 2/3/2011	35,000	34,991
Rabobank USA Financial Corp., 0.28%, Due 3/4/2011	35,000	34,983
Straight-A Funding LLC, 0.26%, Due 1/26/2011	35,000	34,994
Svenska Handelsbanken, Inc., 0.275%, Due 2/22/2011	35,000	34,986
Toronto Dominion Holdings USA, Inc., 0.25%, Due 3/7/2011	35,000	34,984
Toyota Motor Credit Corp., 0.29%, Due 3/3/2011	35,000	34,983
Westpac Banking Corp., 0.25%, Due 2/7/2011	35,000	34,991

Total Commercial Paper (Cost $414,868)		414,868

Shares
SHORT-TERM INVESTMENTS — 4.82% (Cost $34,733)
Dreyfus Institutional Cash Advantage Fund	34,732,841	34,733

	Par Amount
REPURCHASE AGREEMENTS — 37.62%
Barclays Capital, Inc., 0.45%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,545, 5.55% - 10.125%, 7/15/2013 - 7/15/2039)	35,000	35,000
Barclays Capital, Inc., 0.25%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $26,642, 5.00%, 1/20/2035)	26,120	26,120
BNP Paribas Securities Corp., 0.45%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $38,500, 5.20% - 11.5%, 2/15/2015 - 11/1/2031)	35,000	35,000
Deutsche Bank Securities, Inc., 0.33%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $38,500)	35,000	35,000
JPMorgan Clearing Corp., 0.45%, Due 1/3/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $36,754, 6.25% - 7.35%, 3/15/2011 - 8/1/2011)	35,000	35,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by an Equity Security valued at $38,500)	35,000	35,000
RBC Capital Markets Corp., 0.27%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $36,750, 4.875% - 9.75%, 10/1/2014 - 10/1/2035)	35,000	35,000
Wells Fargo Securities LLC, 0.40%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,750, Zero Coupon - 12.50%, 1/10/2011 - 8/1/2057)	35,000	35,000

Total Repurchase Agreements (Cost $271,120)		271,120

TOTAL INVESTMENTS — 100.01% (Cost $720,721)		$720,721
LIABILITIES, NET OF OTHER ASSETS — (0.01%)		(74)
TOTAL NET ASSETS — 100.00%		$720,647

Percentages are stated as a percent of net assets.

American Beacon Master Money Market Portfolio
Statement of Assets and Liabilities
December 31, 2010 (in thousands)

Assets:
Investment in securities at value (cost — $449,601)	$449,601
Repurchase agreement (cost — $271,120)	271,120
Dividends and interest receivable	5
Prepaid expenses	15

Total assets	720,741

Liabilities:
Management and investment advisory fees payable (Note 2)	52
Administrative service fees payable	6
Professional fees payable	25
Trustee fees payable	1
Other liabilities	10

Total liabilities	94

Net assets applicable to investors’ beneficial interests	$720,647

Statement of Operations
Year Ended December 31, 2010 (in thousands)

Investment Income:
Dividend income	$60
Interest income	2,494

Total investment income	2,554

Expenses:
Management and investment advisory fees (Note 2)	673
Administrative service fees (Note 2)	75
Custodian fees	44
Professional fees	28
Insurance fees	17
Other expenses	10

Total expenses	847

Net investment income	1,707

Realized Gain on Investments:
Net realized gain on investments	3

Net gain on investments	3

Net increase in net assets resulting from operations	$1,710

See accompanying notes

American Beacon Master Money Market Portfolio
Statement of Changes in Net Assets
(in thousands)

	Year Ended December 31,
	2010	2009
Increase in Net Assets:
Operations:
Net investment income	$1,707	$3,431
Net realized gain on investments	3	85

Total increase in net assets resulting from operations	1,710	3,516

Transactions in Investors’ Beneficial Interests:
Contributions	426,957	877,408
Withdrawals	(428,313)	(1,122,919)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(1,356)	(245,511)

Net increase (decrease) in net assets	354	(241,995)

Net Assets:
Beginning of period	720,293	962,288

End of Period	$720,647	$720,293

Financial Highlights

	Year Ended December 31,
	2010	2009	2008	2007	2006
Total return	0.23%	0.42%	2.75%	5.33%	5.09%
Ratios to average net assets (annualized):
Expenses	0.11%	0.14%	0.11%	0.11%	0.11%
Net investment income	0.23%	0.41%	2.94%	5.19%	5.03%
See accompanying notes

American Beacon Master Money Market Portfolio
Notes to Financial Statements
December 31, 2010
1. Organization and Significant Accounting Policies
          American Beacon Master Money Market Portfolio (the “Portfolio”) is a series of the American Beacon Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.
          The following is a summary of the significant accounting policies followed by the Portfolio.
Affiliated Ownership
          At December 31, 2010, 100% of the Portfolio was held by affiliated funds.
Valuation of Investments
          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable market inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Portfolio’s investments are summarized by level based on the inputs used to determine their values. During the period there were no significant transfers between levels and at December 31, 2010, were classified as follows: (in thousands)

American Beacon Master Money Market Portfolio
Notes to Financial Statements
December 31, 2010

	Level 1	Level 2	Level 3	Total
Asset Description:
Commercial Paper	$—	$414,868	$—	$414,868
Short-Term Investments	34,733	—	—	34,733
Repurchase Agreements	—	271,120	—	271,120

Total Investments in Securities	$34,733	$685,988	$—	$720,721
Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Federal Income Taxes
          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.
          The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon Master Money Market Portfolio
Notes to Financial Statements
December 31, 2010
2. Transactions with Affiliates
Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Portfolio.
Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2010, the Portfolio earned $901 under the credit facility. This amount is included in interest income on the Statement of Operations.

American Beacon Mileage Funds
Privacy Policy and Federal Tax Information
(Unaudited)
Privacy Policy
          The American Beacon Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.
          We may collect nonpublic personal information about you from one or more of the following sources:
•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.
          We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.
          We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.
Federal Tax Information
          We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.
          The distributions to shareholders during the tax year ended December 31, 2010 include short-term capital gains of $0 for the Money Market Mileage Fund.
          We are required by Internal Revenue Code to advise you within 60 days of the Funds’ fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2010. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

Trustees and Officers
American Beacon Mileage Funds and American Beacon Master Trust
(Unaudited)
          The Trustees and officers of the American Beacon Mileage Funds (the “Trust”) and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees 23 funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Funds, and the American Beacon Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Position, Term of
Office and Length
Name, Age and	of Time Served	Principal Occupation(s) During Past 5 Years
Address	with the Trust	and Current Directorships
INTERESTED TRUSTEES
Term

Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (73)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present)
NON-INTERESTED TRUSTEES	Term

W. Humphrey Bogart (66)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present)

Brenda A. Cline (49)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present)

Eugene J. Duffy (56)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professionals (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Funds, (2008-Present); Trustee, American Beacon Select Funds (2008-Present)

Thomas M. Dunning (68)	Trustee since 2008	Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, Baylor Health Care System Foundation (2007-Present); Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation(1994-Present); Board Member, John Tower Center for Political Studies/SMU (2008-Present); Board Member, University of Texas Development Board (2008-Present); Trustee, American Beacon Funds, (2008-Present); Trustee, American Beacon Select Funds (2008-Present)

Trustees and Officers
American Beacon Mileage Funds and American Beacon Master Trust
(Unaudited)

Position, Term of
Office and Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)
Richard A. Massman (67)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-2009) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Healthcare Foundation (2006-Present); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present)

R. Gerald Turner (64)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Funds (2001-Present); Trustee, American Beacon Select Funds (2001-Present)

Paul J. Zucconi,CPA (70)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation serving North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Funds, (2008-Present); Trustee, American Beacon Select Funds (2008-Present)

OFFICERS	Term

One Year
William F. Quinn (62)	Executive Vice President from 2007 to 2008 and 2009-Present President from 1987 to 2007 Trustee from 1995 to 2008	Executive Chairman (2009-Present), Chairman (2006-2009) CEO (2006-2007), President (1986-2006) and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director Hicks Acquisition I, Inc. (2007-2009); Director, Crescent Real Estate Equities, Inc.(1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member, New York Stock Exchange Pension Manager Committee (1997-1998, 2000-2002, 2006-Present); Chairman (2007-Present) and Vice Chairman (2004-2007), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee, American Beacon Funds (1987-2008); Trustee, American Beacon Select Funds (1999-2008); Trustee, American Beacon Master Trust (1995-2008)

Gene L. Needles, Jr. (55)	President since 2009 Executive Vice President 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003), National Sales Manager (1999-2002), and Regional Sales Manager (1993-1999), AIM Distributors.

Trustees and Officers
American Beacon Mileage Funds and American Beacon Master Trust
(Unaudited)

Position, Term of
Office and Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
Rosemary K. Behan (51)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, Securities and Exchange Commission (1995-2004)

Brian E. Brett (50)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004)

Wyatt L. Crumpler (44)	VP since 2007	Vice President, Asset Management, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting (2004-2007), Director of IT Strategy and Finance (2002-2004), American Airlines, Inc.

Michael W. Fields (56)	VP since 1989	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (49)	Treasurer since 2010	Vice President, Finance and Accounting (2010-Present), Controller (2005-2009), Assistant Controller (1998-2004), American Beacon Advisors, Inc.

Terri L. McKinney (47)	VP since 2010	Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009), Director of Marketing and Retail Sales (1996-2003), American Beacon Advisors, Inc.; Vice President, Board of Trustees (2008-Present), Trustee (2006-2008) Down Syndrome Guild of Dallas

Jeffrey K. Ringdahl (35)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007)

Christina E. Sears (39)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, (2004-Present); Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager.

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Delivery of Documents
eDelivery is NOW AVAILABLE — Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
To obtain more information about the Fund:

7	8
By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

(-
By Telephone:	By Mail:
(800) 388-3344	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Fund’s website (www.americanbeaconfunds.com) approximately five days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Mileage Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Mileage Funds, Mileage Class, and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.
AR 12/10

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code February 16, 2010 to disclose a change in the Principal Financial Office. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust’s Board of Trustees has determined that Mr. Paul Zucconi, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Paul Zucconi is “independent” as defined in Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees	Fiscal Year Ended
$11,587	12/31/2009
$8,330	12/31/2010
(b)

Audit-Related
Fees	Fiscal Year Ended
$0	12/31/2009
$917	12/31/2010
(c)

Tax Fees	Fiscal Year Ended
$1,147	12/31/2009
$2,564	12/31/2010
(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2009
$0	12/31/2010

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:
•	to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•	to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•	to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.
The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.
(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees for Services Rendered to the:

		Adviser’s Affiliates
		Providing	Fiscal
		Ongoing Services	Year
Registrant	Adviser	to Registrant	Ended
$1,147	$0	N/A	12/31/2009
$3,481	$0	N/A	12/31/2010
(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Mileage Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: March 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: March 9, 2011

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: March 9, 2011